Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Unrecognized deductible temporary differences	$ 4,256,426	$ 13,077
Excess of tax value over carrying value of development expenses [Member]
Statement [Line Items]
Unrecognized deductible temporary differences	13,807	13,077
Non-capital losses carried forward [Member]
Statement [Line Items]
Unrecognized deductible temporary differences	4,126,977	0
Unrealized foreign exchange gain [Member]
Statement [Line Items]
Unrecognized deductible temporary differences	$ 115,642	$ 0